SEGMENT DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Segments [Line Items]
Severance costs	$ 4,589
El Cubo [Member]
Disclosure Of Segments [Line Items]
Severance costs	4,589
Exploration [Member]
Disclosure Of Segments [Line Items]
Costs incurred in Chile	2,957	$ 777
Severance costs	$ 0